Segment Reporting - Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 lease
Segment Reporting Information [Line Items]
Voyage revenues	$ 726,791	$ 624,480	$ 597,831
Voyage expenses	(21,440)	(34,609)	(28,190)
Operating Costs and Expenses	232,660	192,149	124,626
Time-charter hire expenses	(8,777)	(9,396)	(23,487)
Depreciation and amortization	(145,728)	(128,459)	(130,810)
General and administrative expenses	(30,911)	(25,470)	(41,040)
write-down of vessels	(27,991)	54,397	0
Restructuring Charges	0	(2,651)	(3,223)
Income from vessel operations	315,266	177,349	246,455
Equity income (note 7)	$ 149,006	118,432	115,399
Number of Reportable Segments | segment	2
Number of vessels				42	10
Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,311,739	1,244,264
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	726,791	624,480	597,831
Voyage expenses	(21,440)	(34,609)	(28,190)
Operating Costs and Expenses	232,660	192,149	124,626
Time-charter hire expenses	(8,777)	(9,396)	(23,487)
Depreciation and amortization	(145,728)	(128,459)	(130,810)
General and administrative expenses	(30,911)	(25,470)	(41,040)
write-down of vessels	(27,991)	54,397
Restructuring Charges		(2,651)	3,223
Income from vessel operations	315,266	177,349	246,455
Equity income (note 7)	149,006	118,432	115,399
Expenditures for vessels and equipment, including advances on newbuilding contracts	(102,896)	(145,335)	(45,172)
Expenditures for dry docking	(27,920)	(18,870)	(36,060)
Operating Segments | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,311,739	1,244,264
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	563,514	575,433	550,496
Voyage expenses	(6,715)	(11,358)	(7,183)
Operating Costs and Expenses	175,382	175,306	105,038
Time-charter hire expenses	0	(9,396)	(23,487)
Depreciation and amortization	(110,477)	(121,719)	(123,786)
General and administrative expenses	(24,111)	(24,214)	(37,668)
write-down of vessels	(35,807)	(52,004)	0
Restructuring Charges		(2,551)	2,958
Income from vessel operations	282,636	178,885	250,376
Equity income (note 7)	120,021	94,897	100,925
Expenditures for vessels and equipment, including advances on newbuilding contracts	(102,809)	(145,102)	(44,011)
Expenditures for dry docking	(26,633)	(18,870)	(31,808)
Number of vessels | vessel				49
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,151,581	1,114,183
Number of vessels | vessel				24
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	163,277	49,047	47,335
Voyage expenses	(14,725)	(23,251)	(21,007)
Operating Costs and Expenses	57,278	16,843	19,588
Time-charter hire expenses	(8,777)	0	0
Depreciation and amortization	(35,251)	(6,740)	(7,024)
General and administrative expenses	(6,800)	(1,256)	(3,372)
write-down of vessels	(7,816)	(2,393)	0
Restructuring Charges		(100)	265
Income from vessel operations	32,630	(1,536)	(3,921)
Equity income (note 7)	28,985	23,535	14,474
Expenditures for vessels and equipment, including advances on newbuilding contracts	(87)	(233)	(1,161)
Expenditures for dry docking	(1,287)	0	$ (4,252)
Number of vessels | vessel				46
NGL segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 160,158	$ 130,081
Number of vessels | vessel				26